Investment Objectives and Goals - Stone Ridge High Yield Reinsurance Risk Premium Fund	Oct. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARYStone Ridge High Yield Reinsurance Risk Premium Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The Stone Ridge High Yield Reinsurance Risk Premium Fund’s (the “Fund”) investment objective is to seek a high level of total return consisting of income and preservation of capital. There can be no assurance that the Fund will achieve its investment objective.